Acquisition of Netmotion	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about business combination [abstract]
Acquisition of NetMotion	ACQUISITION OF NETMOTION
On July 1, 2021, the Company completed the acquisition of 100% of NetMotion Software, Inc., (“NetMotion”) a leading provider of connectivity and security solutions, pursuant to an Agreement and Plan of Merger dated May 11, 2021, for initial cash consideration of $341,699,000. On February 18, 2022, the Company and the sellers finalized income tax and working capital adjustments, resulting in final cash consideration of $342,008,000. The additional consideration of $309,000 is reflected as an increase in income tax receivable of $705,000, and decrease in goodwill of $396,000.

The acquisition was financed through a $275,000,000 term loan from Benefit Street Partners LLC (note 11). Management has concluded that NetMotion constitutes a business and, therefore, the acquisition is accounted for in accordance with IFRS 3 - Business Combinations.

In finalizing the purchase price allocation, the preliminary fair values of assets acquired and liabilities assumed were adjusted to increase income tax receivable by $251,000, goodwill by $4,749,000, and deferred tax liability by $5,000,000.
The fair values of assets acquired and liabilities assumed at the acquisition date are as follows:

Trade and other receivables(1)	$11,509
Income tax receivable	1,139
Prepaid expenses and other	1,291
Property and equipment	1,958
Right-of-use assets	2,484
Goodwill	239,655
Intangible assets	135,600
Other non-current assets	651
Total assets	$394,287

Trade and other payables	$(4,159)
Income tax payable	(112)
Deferred revenue – current	(12,446)
Lease liability – current	(744)
Deferred revenue – non-current	(3,041)
Lease liability – non-current	(1,740)
Deferred tax liability	(30,037)
Total liabilities	$(52,279)

Total net assets acquired	$342,008
(1)The gross contractual trade receivables acquired is $11,566,000, of which the amount not expected to be collected is $57,000.

The fair values and estimated useful lives of the acquired identifiable intangible assets are as follows:

	Fair value	Useful life
Developed technology	$63,500	6 years
Customer contracts and relationships	71,800	10 years
Trade name	300	6 months
	$135,600
3.    ACQUISITION OF NETMOTION (Continued)

As part of the acquisition, the Company recorded $239,655,000 of goodwill resulting from expected synergies and contributions to the Company’s strategic position. The acquired goodwill is not deductible for tax purposes. Goodwill is allocated to the Company's single operating segment, which represents the lowest level within the entity at which goodwill is monitored for internal management purposes.

The financial results of NetMotion have been included in the Company’s consolidated statements from July 1, 2021, and include revenue of $59,825,000 and net income of $10,962,000 for the year ended June 30, 2022.

The Company incurred acquisition costs of $544,000 for the year ended June 30, 2022 (2021 – $9,100,000) which are included within general and administrative expense.

During the year ended June 30, 2022, the Company recognized amortization expense of $10,583,000 relating to developed technology, $7,180,000 relating to customer contracts and relationships, and $300,000 relating to trade name. Amortization of developed technology is included in cost of revenue, and amortization of customer contracts and relationships and trade name are included in sales and marketing expense.
Goodwill was tested for impairment as at June 30, 2022. At June 30, 2022, the recoverable amount was determined using fair value less costs of disposal, using level 3 inputs under the fair value hierarchy. Fair value less cost of disposal was determined based on the Company’s business enterprise value, with reference to revenue and EBITDA multiples of guideline public companies, and consideration to the Company's relative growth and profitability expectations, which are applied to actual and forecasted revenue and EBITDA. The recoverable amount is most sensitive to changes in the revenue and EBITDA multiples used. Based on the assessment, no impairment losses were recognized.